Risk Management and Report - Schedule of Credit Limit Granted to Debtors (Details) - CLP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Schedule of Credit Limit Granted to Debtors [Abstract]
Total related debt	$ 579,923	$ 476,459
Consolidated Total or Regulatory Capital	$ 6,955,292	$ 6,578,584
Limit used %	8.34%	7.24%